Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of breakdown of the Group's main monetary net assets and liabilities
Currency Exposure / Functional currency	As of December 31, 2017	As of December 31, 2016	As of December 31, 2015

U.S. dollar / Argentine Peso	(267,045)	(131,284)	(154,384)
Real / U.S. dollar	90,697	-	-
Euro / Armenian dram	(50,939)	(47,473)	(51,952)
U.S. dollar / Armenian dram	(30,291)	(54,016)	(55,421)
Euro / U.S. dollar	1,535	283	3,162
Uruguayan peso / U.S. dollar	11	(1,853)	(770)

Schedule of breakdown of the Group's fixed-rate and floating-rate borrowings
	At December 31,
	2017	2016	2015
Fixed rate	738,320	630,541	696,066
Variable rate	748,125	476,700	391,500
	1,486,445	1,107,241	1,087,566

Schedule of capital management
	At December 31,
	2017	2016	2015
Borrowings	1,486,445	1,107,241	1,087,566
Less: Cash and cash equivalents	(221,601)	(212,988)	(184,239)
Net borrowings	1,264,844	894,253	903,327
Equity	797,142	803,324	834,101

Debt ratio	159%	111%	108%

Schedule of financial instruments by category
December 31, 2017	Assets at fair value through profit and loss	Assets at amortized cost	Total
Assets as per the statement of financial position
Trade receivables	-	126,078	126,078
Other receivables	-	293,578	293,578
Other financial assets (*)	16,214	26,082	42,296
Cash and cash equivalents	-	221,601	221,601
Total	16,214.00	667,339	683,553

	Liabilities at fair value through profit and loss	Liabilities at amortized cost	Total
Liabilities as per the statement of financial position
Borrowings	-	1,486,445	1,486,445
Trade payables and other liabilities	-	1,198,562	1,198,562
Total	-	2,685,007	2,685,007

(*) Other financial assets measured at fair value are Level 1 hierarchy.

December 31, 2016	Assets at fair value through profit and loss	Assets at amortized cost	Total
Assets as per the statement of financial position
Trade receivables	-	109,610	109,610
Other receivables	-	193,087	193,087
Other financial assets	-	34,657	34,657
Cash and cash equivalents	-	212,988	212,988
Total	-	550,342	550,342

	Liabilities at fair value through profit and loss	Liabilities at amortized cost	Total
Liabilities as per the statement of financial position
Borrowings	-	1,107,241	1,107,241
Trade payables and other liabilities	-	1,434,901	1,434,901
Total	-	2,542,142	2,542,142

December 31, 2015	Assets at fair value through profit and loss	Assets at amortized cost	Total
Assets as per the statement of financial position
Trade receivables	-	101,358	101,358
Other receivables	-	122,072	122,072
Other financial assets	-	55,390	55,390
Cash and cash equivalents	-	184,239	184,239
Total	-	463,059	463,059

	Liabilities at fair value through profit and loss	Liabilities at amortized cost	Total
Liabilities as per the statement of financial position
Borrowings	-	1,087,566	1,087,566
Trade payables and other liabilities	-	1,140,966	1,140,966
Total	-	2,228,532	2,228,532